Note 5 - Acquisitions and Divestures (Details) - Acquisition of White Top and Blackwater (White Top And Black Water [Member], USD $)	1 Months Ended		12 Months Ended
	Jan. 31, 2013	Dec. 31, 2012	Dec. 31, 2012
Note 5 - Acquisitions and Divestures (Details) - Acquisition of White Top and Blackwater [Line Items]
Cash paid	$ 750,000	$ 450,050
Shares issued (in Shares)			955,244
Total		2,942,494	2,942,494
Cash		3,785	3,785
Accounts receivable		2,460,792	2,460,792
Accounts payable & accrued expenses		(1,609,145)	(1,609,145)
Working capital		855,432	855,432
Land		70,760	70,760
Field equipment		2,333,181	2,333,181
Goodwill		2,753,362	2,753,362
Debt assumed			$ (3,070,241)
Series C Preferred Stock [Member]
Note 5 - Acquisitions and Divestures (Details) - Acquisition of White Top and Blackwater [Line Items]
Shares issued (in Shares)			787,200